Prepaid expenses and other - Disclosure of detailed information about prepaid expenses and other (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Prepaid Expenses And Other [Line Items]
Prepaid expenses and other	$ 12,175	$ 8,548
Prepaid expenses [Member]
Disclosure Of Prepaid Expenses And Other [Line Items]
Prepaid expenses and other	7,649	7,039
Marketable securities [Member]
Disclosure Of Prepaid Expenses And Other [Line Items]
Prepaid expenses and other	$ 4,526	$ 1,509